Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Basic earnings/(loss) per share

	2024	2023	2022
Ordinary shares in issue (000)	632 634	618 072	616 526
Adjustment for weighted number of ordinary shares in issue (000) (a)	(7 930)	(428)	(121)
Weighted number of ordinary shares in issue (000)	624 704	617 644	616 405
Adjustment for weighted number of treasury shares (000) (b)	(5 267)	(47)	(3 950)
Basic weighted average number of ordinary shares in issue (000)	619 437	617 597	612 455

	SA Rand
	2024	2023	2022
Total net profit/(loss) attributable to shareholders (million)	8 587	4 820	(1 052)
Total basic earnings/(loss) per share (cents)	1 386	780	(172)

(a)    These are the weighted number of ordinary shares for the years presented. The increase is mainly due to 12 651 525 shares issued on 4 April 2024 as part of the new Harmony ESOP scheme. Refer to note 22 for the actual number of treasury shares that are in issue.

(b)    These are the weighted number of treasury shares for the years presented. Refer to note 22 for the actual number of treasury shares that are in issue.

During 2022, the lock-in period expired for the Harmony ESOP Trust (Sisonke Scheme). Settlements and share distributions were made and the shares were no longer classified as treasury shares. For the 2022 year, the impact of the shares on the basic weighted average number of shares was 3 902 418.

Diluted earnings/(loss) per share

	2024	2023	2022
Weighted average number of ordinary shares in issue (000)	619 437	617 597	612 455
Potential ordinary shares (000) (a) (b)	10 256	2 877	2 159
Weighted average number of ordinary shares for diluted earnings per share (000) (a)	629 693	620 474	614 614

	SA Rand
	2024	2023	2022
Total diluted earnings/(loss) per share (cents)	1 364	777	(172)

(a)    The increase in the weighted average number of diluted shares is as a result of the significant increase in the Harmony share price during the year. This impacted the base as well as the percentage applied to it to determine the bonus element. As a result, there are a larger number of dilutive shares across all active shares schemes, with the exception of the new ESOP scheme, which is anti-dilutive. This, combined with the 2023 deferred share plan implemented in September 2023, resulted in an increase in the diluted shares. The inclusion of the share options as potential ordinary shares had a dilutive effect on earnings per share in 2024 and 2023, whereas it had the opposite effect in 2022 due to the net loss attributable to shareholders.

(b)    The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.

Disclosure of Dividends Declared

	SA Rand
	2024	2023	2022
Dividends declared (millions)	1 394	136	414
Dividend per share (cents)	222	22	67